Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Common Stock	Paid in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury stock	Unearned ESOP	Total
Balance at Dec. 31, 2014	$ 179	$ 7,239	$ 14,472	$ (226)	$ (40)	$ (420)	$ 21,204
Comprehensive loss:
Net income			513				513
Other comprehensive income, net				14			14
Effect of employee stock ownership plan, net					(6)		(6)
ESOP shares committed to be released						35	35
Balance at Dec. 31, 2015	179	7,239	14,985	(212)	(46)	(385)	21,760
Comprehensive loss:
Net income			938				938
Other comprehensive income, net				127			127
ESOP shares committed to be released		9				35	44
Proceeds of common stock offering and conversion of existing shares, net of expenses	(159)	9,149					8,990
Cancel 5,528 treasury shares	(1)	(45)			$ 46
Balance at Dec. 31, 2016	$ 19	$ 16,352	$ 15,923	$ (85)		$ (350)	$ 31,859